Accounting Policies - Summary of Significant Assumptions Used in the Group's Impairment Assessments (FVLCOD calculations) (Detail)	12 Months Ended
	Dec. 31, 2022 ExchangeRates $ / oz	Dec. 31, 2021 ExchangeRates $ / oz	Dec. 31, 2020 ExchangeRates $ / oz	Dec. 31, 2022 R / kg	Dec. 31, 2022 $ / oz	Dec. 31, 2022 $ / t	Dec. 31, 2021 R / kg	Dec. 31, 2021 $ / oz	Dec. 31, 2021 $ / t	Dec. 31, 2020 R / kg	Dec. 31, 2020 $ / oz	Dec. 31, 2020 $ / t
Disclosure of changes in accounting estimates [line items]
Resource value per ounce | $ / oz	44	0
Nominal discount rate	16.70%	9.00%
Real discount rates	19.30%	9.00%
Life-of-mine	6 years	6 years
South Africa
Disclosure of changes in accounting estimates [line items]
Resource value per ounce | $ / oz	0	0	6
Nominal discount rate	16.30%	14.30%	14.50%
Inflation rate	5.40%	5.40%	5.40%
Ghana
Disclosure of changes in accounting estimates [line items]
Resource value per ounce | $ / oz	71	187	76
Real discount rates	15.90%	8.30%	8.40%
Peru
Disclosure of changes in accounting estimates [line items]
Resource value per ounce | $ / oz	30	10	34
Real discount rates	8.10%	4.80%	4.50%
Australia
Disclosure of changes in accounting estimates [line items]
Resource value per ounce | $ / oz	0	0	88
Real discount rates	6.30%	3.80%	3.50%
Chile
Disclosure of changes in accounting estimates [line items]
Resource value per ounce | $ / oz	29	70	4
Real discount rates	9.10%	5.90%	6.00%
South Deep
Disclosure of changes in accounting estimates [line items]
Life-of-mine	74 years	80 years	86 years
Tarkwa
Disclosure of changes in accounting estimates [line items]
Life-of-mine	13 years	14 years	14 years
Damang
Disclosure of changes in accounting estimates [line items]
Life-of-mine	3 years	4 years	5 years
Cerro Corona
Disclosure of changes in accounting estimates [line items]
Life-of-mine	8 years	9 years	10 years
St Ives
Disclosure of changes in accounting estimates [line items]
Life-of-mine	8 years	9 years	8 years
Agnew
Disclosure of changes in accounting estimates [line items]
Life-of-mine	5 years	6 years	5 years
Granny Smith
Disclosure of changes in accounting estimates [line items]
Life-of-mine	10 years	11 years	10 years
Gruyere
Disclosure of changes in accounting estimates [line items]
Life-of-mine	11 years	12 years	9 years
Salares Norte
Disclosure of changes in accounting estimates [line items]
Life-of-mine	10 years	11 years	12 years
Year 1
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg	1,740	1,750	1,600	925,000	2,500		875,000	2,400		900,000	2,190
Copper price per tonne | $ / t						7,700			8,700			5,797
Year 1 | US$/ZAR
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	16.53	15.55	17.50
Year 1 | A$/US$
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	0.70	0.75	0.76
Year 2
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg	1,730	1,700	1,700	925,000	2,400		870,000	2,300		850,000	2,300
Copper price per tonne | $ / t						8,150			8,000			6,612
Year 2 | US$/ZAR
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	16.63	15.92	15.55
Year 2 | A$/US$
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	0.72	0.74	0.74
Year 3
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg	1,700	1,600	1,600	925,000	2,350		810,000	2,150		800,000	2,200
Copper price per tonne | $ / t						8,150			7,700			6,612
Year 3 | US$/ZAR
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	16.92	15.75	15.55
Year 3 | A$/US$
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	0.72	0.73	0.73
Year 4
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg	1,650	1,550	1,500	900,000	2,250		780,000	2,070		750,000	2,000
Copper price per tonne | $ / t						8,150			7,500			6,612
Year 4 | US$/ZAR
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	16.97	15.65	15.55
Year 4 | A$/US$
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	0.73	0.75	0.75
Year 5 onwards
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg	1,620	1,550	1,500	875,000	2,200		780,000	2,070		750,000	2,000
Copper price per tonne | $ / t						7,700			7,500			6,612
Year 5 onwards | US$/ZAR
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	16.80	15.65	15.55
Year 5 onwards | A$/US$
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	0.74	0.75	9.75